Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
Frost Dividend Value Equity Fund (Second Prospectus Summary) | Frost Dividend Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FROST DIVIDEND VALUE EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that pay, or are expected to pay, dividends.
This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and
American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the
Fund's assets.

The Adviser seeks to identify and invest in companies that have attractive valuations and a dividend that has the potential to grow as fast as inflation and whose yield is greater than the market or its sector or industry average.
The Adviser considers dividends to be a significant component of total long-term equity returns and focuses on the sustainability and growth of dividends with attractive yields. To access the sustainability of a firm's dividend, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:

         o  Attractive valuation based on intrinsic, absolute and
            relative value;
         o  Dividend yields greater than the market or their sector or industry;
         o  History of growing dividends with the likelihood of
            sustainable growth of dividends;
         o  Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and
         o  Sound balance sheets.

The Adviser seeks to manage the Fund in a tax-efficient manner although portfolio turnover rates can vary, depending upon market conditions. The
Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively)
the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the
"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund.
Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the Predecessor Fund's performance may have been lower. Although the
Predecessor Fund commenced operations prior to the periods shown, the earliest date for which the Predecessor Fund's performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER   WORST QUARTER
19.14%          (16.80)%
(06/30/2009)    (12/31/2008)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/11 to 9/30/11 was (10.81)%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the Russell 1000
Value Index.  After-tax returns cannot be calculated for periods before the
Fund's registration as a mutual fund and they are, therefore, unavailable for the period since the Performance Start Date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Frost Dividend Value Equity Fund (Second Prospectus Summary) | Frost Dividend Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	16.80%
Frost Dividend Value Equity Fund | RUSSELL 1000 VALUE INDEX
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Frost Dividend Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2003	rr_AnnualReturn2003	21.37%
Annual Return 2004	rr_AnnualReturn2004	14.28%
Annual Return 2005	rr_AnnualReturn2005	9.13%
Annual Return 2006	rr_AnnualReturn2006	21.77%
Annual Return 2007	rr_AnnualReturn2007	9.61%
Annual Return 2008	rr_AnnualReturn2008	(28.25%)
Annual Return 2009	rr_AnnualReturn2009	25.12%
Annual Return 2010	rr_AnnualReturn2010	12.45%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Frost Dividend Value Equity Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Frost Dividend Value Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.